FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 3,878,381	$ 2,585,768
The carrying value of long-term debt	$ 3,902,781	$ 2,533,460